SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares issued, shares		5,000	1,625
Subsequent Event
Common shares issued, shares	588,992
Convertible notes issued	$ 50,000